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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06330

              Morgan Stanley Limited Duration U.S. Government Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST
PORTFOLIO OF INVESTMENTS - February 28, 2007 (unaudited)

PRINCIPAL                        DESCRIPTION
AMOUNT IN                            AND                                COUPON
THOUSANDS                       MATURITY DATE                            RATE           VALUE
--------- --------------------------------------------------------   ------------   ------------
          U.S. GOVERNMENT OBLIGATIONS (90.9%)
          U.S. Treasury Notes
 $ 74,810 08/15/07................................................       2.75%      $ 74,053,147
   69,000 02/15/08................................................       3.375        68,032,413
    8,000 05/15/08................................................       5.625         8,078,440
  179,910 11/15/08................................................   3.375 - 4.75    179,393,126
    5,950 02/28/11................................................       4.50          5,949,536
                                                                                    ------------
          TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $336,109,397)                      335,506,662
                                                                                    ------------

          SHORT-TERM INVESTMENTS (a) (8.5%)
          U.S. GOVERNMENT & AGENCIES OBLIGATIONS
          Federal Home Loan Banks
   14,200 03/09/07................................................       5.136        14,183,793
          Federal National Mortgage Assoc.
    9,500 03/06/07................................................       5.17          9,493,179
          Freddie Mac
    4,225 03/05/07................................................       5.13          4,222,592
          U.S. Treasury Bills
    3,575 03/15/07................................................       5.14          3,567,854
      100 07/12/07 *..............................................       4.915            98,184
                                                                                    ------------
          TOTAL SHORT-TERM INVESTMENTS (Cost $31,565,602)                             31,565,602
                                                                                    ------------
          TOTAL INVESTMENTS (Cost $367,674,999) (b)(c)                   99.4%       367,072,264

          OTHER ASSETS IN EXCESS OF LIABILITIES                           0.6          2,299,849
                                                                     ------------   ------------
          NET ASSETS                                                    100.0%      $369,372,113
                                                                     ============   ============

----------
* A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $77,400.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $64,520 and the aggregate gross unrealized depreciation is $667,255, resulting in net unrealized depreciation of $602,735.

(c) Securities have been designated as collateral in an amount equal to $78,553,785 in connection with securities purchased on a open futures contracts.



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FUTURE CONTRACTS OPEN AT FEBRUARY 28, 2007:

                                                                              UNREALIZED
NUMBER OF                  DESCRIPTION, DELIVERY          UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT        MONTH AND YEAR              AMOUNT AT VALUE   (DEPRECIATION)
---------   ----------   ------------------------------   ---------------   --------------
   315          Long     U.S. Treasury Note 2 Year
                                 June 2007                  $64,560,233        $161,636
   135         Short     U.S. Treasury Note 5 Year
                                 June 2007                   14,303,673         (70,589)
                                                                               --------
                         Net Unrealized Appreciation.....................      $ 91,047
                                                                               ========

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Government Trust


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2007


/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
April 19, 2007


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